Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	¥ 1,185,326	$ 163,104	¥ 114,440	¥ 188,741
Wealth Management and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	62,966	8,663	114,440	188,741
Agency [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	900,246
Life Insurance Business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	827,803
Non-life insurance business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	72,443
Claims Adjusting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	222,114	$ 30,564
Point in Time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	1,135,354		51,358	97,719
Point in Time [Member] | Wealth Management and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	22,787		51,358	97,719
Point in Time [Member] | Agency [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	890,453
Point in Time [Member] | Life Insurance Business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	827,803
Point in Time [Member] | Non-life insurance business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	62,650
Point in Time [Member] | Claims Adjusting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	222,114
Over Time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	49,972		63,082	91,022
Over Time [Member] | Wealth Management and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	40,179		¥ 63,082	¥ 91,022
Over Time [Member] | Agency [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	9,793
Over Time [Member] | Life Insurance Business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues
Over Time [Member] | Non-life insurance business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	9,793
Over Time [Member] | Claims Adjusting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues